Note 6 - Deferred Charges, Net	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Deferred Charges [Text Block]

6. Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Balance, January 1, 2026	$18,357
Additions	7,617
Amortization	(3,502)
Write-off and other movements	(1,383)
Balance, June 30, 2026	$21,089

During the six-month period ended June 30, 2026, three vessels underwent and completed their dry-docking and special surveys. During the six-month period ended June 30, 2025, one vessel was in the process of completing her dry-docking and special survey. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of operations.